Intangible assets, net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Intangible assets, net
Impairment Amount	¥ 0
Amortization expenses	350
Estimated future amortization expense
2019	2,100
2020	2,100
2021	2,100
2022	2,100
2023 and thereafter	3,867
Customer relationship
Intangible assets, net
Gross Carrying Amount	12,617
Accumulated Amortization	(350)
Net Carrying Amount	¥ 12,267
Weighted Average Amortization Period	6 years